Unaudited Interim Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 52,553	$ 50,569
Receivables, net of allowance for bad debts of $2.3 million (2022: $2.2 million)	68,936	79,843
Prepaid expenses and other assets	4,860	4,521
Advances and deposits	1,532	2,160
Inventories	14,537	15,718
Current portion of derivative assets	2,513	4,927
Total current assets	144,931	157,738
Non-current assets
Investments and other assets, net	11,699	11,219
Vessels and vessel equipment, net	526,865	531,378
Deferred drydock expenditures, net	5,049	4,716
Advances for ballast water treatment and scrubber systems	8,172	5,530
Deferred finance fees, net	2,568	2,717
Operating lease, right-of-use asset	9,100	10,561
Total non-current assets	563,453	566,121
TOTAL ASSETS	708,384	723,859
Current liabilities
Accounts payable	3,320	8,814
Accrued expenses and other liabilities	17,426	20,890
Deferred revenue	480	1,220
Accrued interest on debt and finance leases	930	863
Current portion of long-term debt	13,216	12,927
Current portion of finance lease obligations	1,815	1,857
Current portion of operating lease obligations	6,630	6,358
Total current liabilities	43,817	52,929
Non-current liabilities
Non-current portion of long-term debt	86,663	115,869
Non-current portion of finance lease obligations	43,242	43,643
Non-current portion of operating lease obligations	2,242	3,969
Other non-current liabilities	1,007	1,007
Total non-current liabilities	133,154	164,488
TOTAL LIABILITIES	176,971	217,417
Redeemable Preferred Stock
Cumulative Series A 8.5% redeemable preferred stock	37,043	37,043
Stockholders' equity
Common stock ($0.01 par value, 225,000,000 shares authorized, 42,646,636 issued and 40,626,583 outstanding as of December 31, 2022 and 36,383,937 issued and 34,363,884 outstanding as of December 31, 2021)	430	426
Additional paid in capital	468,730	468,006
Accumulated other comprehensive income	745	1,468
Treasury stock (2,020,053 shares as of December 31, 2022 and December 31, 2021)	(15,636)	(15,636)
Retained earnings	40,101	15,135
Total stockholders' equity	494,370	469,399
Total redeemable preferred stock and stockholders' equity	531,413	506,442
TOTAL LIABILITIES, REDEEMABLE PREFERRED STOCK AND EQUITY	$ 708,384	$ 723,859